Segment Information - Summary of Number of Employees (Detail) - Employees	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number of employees [line items]
Number of employees	26,543	28,318	29,380
Americas [member]
Disclosure of number of employees [line items]
Number of employees	8,824	10,951	11,943
The Netherlands [member]
Disclosure of number of employees [line items]
Number of employees	3,548	3,089	4,464
United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	3,135	3,435	2,673
Central & Eastern Europe [member]
Disclosure of number of employees [line items]
Number of employees	2,318	2,337	2,317
Spain & Portugal [member]
Disclosure of number of employees [line items]
Number of employees	519	610	600
Asia [member]
Disclosure of number of employees [line items]
Number of employees	6,344	6,025	5,579
Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	6,854	6,497	5,944
Joint ventures and associates [member] | Americas [member]
Disclosure of number of employees [line items]
Number of employees	559	549	561
Joint ventures and associates [member] | United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	58
Joint ventures and associates [member] | Spain & Portugal [member]
Disclosure of number of employees [line items]
Number of employees	86	83	41
Joint ventures and associates [member] | Asia [member]
Disclosure of number of employees [line items]
Number of employees	5,983	5,702	5,186
Asset management [member]
Disclosure of number of employees [line items]
Number of employees	1,464	1,500	1,474
Asset management [member] | Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	168	163	156
Holding and other activities [member]
Disclosure of number of employees [line items]
Number of employees	390	371	330